Property, Plant and Equipment - Additional Information (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Jan. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Assets under development	$ 140.9	$ 103.5